SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance as of the beginning of period	$ 407,480	$ 400,262
Additions charged to bad debt expense		29,287
Translation adjustments	(9,381)	(22,069)
Balance as of the end of period	$ 398,099	$ 407,480